DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE AND DISCONTINUED OPERATIONS - Assets And Liabilities in this Disposal Group (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 48,276	$ 87,658		$ 15,239
Inventory	16,535	26,000
Total current assets	77,309	121,496
Non-current assets
Restricted cash and cash equivalents	32,902	30,777
Property, plant and equipment	529,261	502,649
Total non-current assets	564,650	534,853
Total assets	641,959	656,349
Current liabilities
Accounts payable	10,622	8,533
Accrued liabilities	6,612	5,533
Total current liabilities	85,649	29,919
Non-current liabilities
Deferred tax liabilities	8,020	19,853
Total non-current liabilities	222,898	219,452
Total liabilities	$ 308,547	$ 249,371
South Arturo | Disposal groups classified as held for sale
Current assets
Cash and cash equivalents			$ 3,361
Inventory			3,184
Total current assets			6,545
Non-current assets
Restricted cash and cash equivalents			5,483
Non-current inventories			3,125
Property, plant and equipment			35,710
Total non-current assets			44,318
Total assets			50,863
Current liabilities
Accounts payable			3,539
Accrued liabilities			26
Taxes payable			111
Current provision for environmental rehabilitation			4
Total current liabilities			3,680
Non-current liabilities
Deferred tax liabilities			897
Provision for environmental rehabilitation			3,467
Total non-current liabilities			4,364
Total liabilities			$ 8,044